Pension And Other Postretirement Benefits	12 Months Ended
Dec. 31, 2011
Pension And Other Postretirement Benefits [Abstract]
Pension And Other Postretirement Benefits
(6)        Pension and Other Postretirement Benefits

Postretirement Benefits

Monarch provides certain postretirement health care and life insurance benefits to all retired employees in the Cement Business who, as of their retirement date, meet the eligibility requirements. These benefits are self-insured by Monarch and are paid out of Monarch's general assets. Monarch expects 2012 cash expenditures for this plan to be approximately $1,600,000 which is equal to the net expected benefit payments for the year.

Monarch uses a December 31 measurement date for the plans. At December 31, 2011 and 2010, the current portion of the accrued benefit cost of approximately $1,600,000 and $1,775,000, respectively, is recorded in compensation and benefits.  Information about the plans' funded status and postretirement cost follows:
	2011	2010
Change in benefit obligation
Beginning of year	$36,557,978	$31,956,610
Service cost	614,264	545,569
Interest cost	1,744,912	1,868,486
Actuarial (gain)/loss	(2,869,661)	3,364,218
Benefits and expenses paid*	(1,120,250)	(1,176,905)
Benefit obligation at end of year	$34,927,243	$36,557,978

Change in fair value of plan assets
Beginning of year	$-	$-
Employer contributions*	1,120,250	1,176,905
Benefits paid and expenses*	(1,120,250)	(1,176,905)
Fair value of plan asset at end of year	$-	$-

*Amounts are net of retiree prescription drug subsidy received during the fiscal year.

Weighted Average Assumptions used to determine benefit obligations
Discount Rate	5.00%	5.50%
Trend Rate	9% for fiscal 2011 decreasing 1%/yr. to 5%	9% for fiscal 2010 decreasing 1%/yr. to 5%

Funded status = year-end benefit liability	$(34,927,243)	$(36,557,978)
Accrued Postretirement Benefits represents the accumulated difference between actual contributions and actual expenses from past years. It is updated from the prior year as follows:
		2011	2010
A.	Accrued postretirement benefits at beginning of year	$(21,560,001)	$(19,601,943)
B.	Net periodic postretirement benefit cost	2,989,298	3,134,963
C.	Employer contributions	1,186,222	1,329,046
D.	Retiree drug subsidy	65,972	152,141
E.	Accrued postretirement benefits at end of year	$(23,429,049)	$(21,560,001)
	(A) - (B) + (C) - (D)

Following are the components of net periodic benefit cost:

	2011	2010	2009
Components of net periodic benefit cost
Service cost	$614,264	$545,569	$523,914
Interest cost	1,744,912	1,868,486	1,822,318
Amortization of prior service cost	(50,752)	(50,752)	-
Unrecognized net loss	680,874	771,660	848,128
Net periodic benefit cost	$2,989,298	$3,134,963	$3,194,360

Weighted Average Assumptions used to determine net periodic postretirement benefit cost
Discount rate	5.50%	6.00%	6.00%
Trend rate	9% for fiscal 2011 decreasing 1%/yr. to 5%	9% for fiscal 2010 decreasing 1%/yr. to 5%	9% for fiscal 2009 decreasing 1%/yr. to 5%

Amounts recognized in the balance sheets consist of:

	2011	2010
Current liability	$(1,600,000)	$(1,775,000)
Noncurrent liability	(33,327,243)	(34,782,978)
Net amount recognized	$(34,927,243)	$(36,557,978)

Amounts recognized in accumulated other comprehensive income consist of:

	2011	2010
Net actuarial loss	$11,665,673	$15,216,208
Prior service credit	(167,479)	(218,231)
	$11,498,194	$14,997,977

Other changes in plan assets and benefit obligations recognized in other comprehensive income:
	2011	2010	2009
Current year actuarial (gain)/loss	$(2,869,661)	$3,364,218	$3,461,520
Amortization of actuarial loss	(680,874)	(771,660)	(848,128)
Current year prior service credit	-	-	(268,983)
Amortization of prior service credit	50,752	50,752	-
Total recognized in other comprehensive income	$(3,499,783)	$2,643,310	$2,344,409

Estimated amounts that will be amortized from accumulated other comprehensive income into net periodic postretirement benefit cost in 2012:

Actuarial loss	$752,493
Prior service credit	(50,752)
Total	$701,741

The amortization schedule for prior service costs is as follows:

				12/31/2011	2011
	Date	Initial	Initial	Outstanding	Annual
Description	Established	Amount	Period	Balance	Amortization
Lifetime
Maximums	12/31/09	$(268,983)	5.3 years	$(167,479)	$(50,752)

ASC Topic 715 requires the disclosure of the impact on certain items of a percentage point increase and decrease in the medical trend rates. These amounts are illustrated as follows:

	1% Increase	1% Decrease
Interest cost and service cost for 2011
Amount prior to change	$2,359,175	$2,359,175
Amount after 1 percentage point change	2,735,747	1,993,297
Increase (decrease)	376,572	(365,878)

Accumulated postretirement benefit obligation at December 31, 2011
Amount prior to change	34,927,243	34,927,243
Amount after 1 percentage point change	40,203,032	30,606,027
Increase (decrease)	5,275,789	(4,321,216)

On December 8, 2003, the Medicare Prescription Drug Improvement Modernization Act of 2003 (the Act) was signed into law. The Act introduces a prescription drug benefit under Medicare Part D, as well as a federal subsidy of sponsors of retiree health care benefit plans that provide benefits at least actuarially equivalent to Medicare Part D. The Company has concluded that the benefits provided to most of our retirees are actuarially equivalent to Medicare Part D under the Act.

The accumulated postretirement benefit obligation as of December 31, 2011 is shown below:

Assuming Medicare Part D Subsidy receipts	$34,927,243
Assuming no Medicare Part D Subsidy receipts	37,156,304

Expected benefit payments and expenses (net of employee contributions), shown separately for the next five fiscal years, and in the aggregate for the subsequent five-year period are presented below:
December 31, 2012	$1,597,780
December 31, 2013	1,719,484
December 31, 2014	1,845,311
December 31, 2015	1,940,413
December 31, 2016	1,977,948
Five fiscal years ending December 31, 2021	10,567,167

Pension Plans

Monarch has noncontributory defined benefit pension plans covering substantially all employees in the Cement Business who meet the eligibility requirements. Monarch's funding policy is to contribute annually an amount within the minimum/maximum range of tax deductible contributions. Monarch expects to contribute approximately $3,510,000 to the plans in 2012.

Monarch uses a December 31 measurement date for the plans. Information about the Plans' funded status and pension cost follows:

Change in benefit obligation	2011	2010
Benefit obligation at beginning of year	$37,258,642	$34,200,588
Service cost	751,666	668,980
Interest cost	2,020,706	2,063,316
Actuarial loss	1,605,833	2,238,159
Benefits paid and expenses	(1,877,398)	(1,912,401)
Benefit obligation at end of year	$39,759,449	$37,258,642

Change in plan assets
Fair value of plan assets at beginning of year	$24,535,569	$21,950,550
Actual return on plan assets	243,568	2,231,098
Employer contribution	3,181,707	2,266,322
Benefits paid and expenses	(1,877,398)	(1,912,401)
Fair value of plan assets at end of year	$26,083,446	$24,535,569
Funded status, end of year
Fair value of plan assets	$26,083,446	$24,535,569
Benefit obligation	39,759,449	37,258,642
Funded status = pension liability, end of year	$(13,676,003)	$(12,723,073)

The actuarial formula used to calculate the projected benefit obligation takes into account future increases in pension contributions that would take place as the employee's salary increases.  The accumulated benefit obligation uses an actuarial formula to calculate the projected benefit obligation which assumes that the employees cease to work for the Company at the time the estimation is made. The Plans' accumulated benefit obligation follows:

Accumulated benefit obligation, end of year	$38,228,400	$35,538,166

Amounts recognized in the balance sheets consist of:

	2011	2010
Current liability	$-	$-
Noncurrent liability	(13,676,003)	(12,723,073)
Net amount recognized	$(13,676,003)	$(12,723,073)

Amounts recognized in accumulated other comprehensive income not yet recognized as components of net periodic benefit cost consist of:
	2011	2010
Net actuarial loss	$15,657,138	$13,270,761
Prior service cost	838,702	948,680
	$16,495,840	$14,219,441
Less: Deferred tax	6,600,000	5,690,000
Additional pension liability, net of deferred tax	$9,895,840	$8,529,441

Other changes in plan assets and benefit obligations recognized in other comprehensive income:

	2011	2010	2009
Current year actuarial (gain)/loss	$3,299,366	$1,732,397	$(1,586,733)
Amortization of actuarial loss	(912,989)	(868,654)	(1,020,563)
Current year prior service loss	-	-	55,026
Amortization of prior service cost	(109,978)	(109,978)	(133,919)
	$2,276,399	$753,765	$(2,686,189)
Less: Deferred tax	910,000	300,000	(1,070,000)
Minimum pension liability, net of deferred tax	$1,366,399	$453,765	$(1,616,189)

Estimated amounts that will be amortized from accumulated other comprehensive income into net periodic pension cost in 2012:

Actuarial loss	$1,228,000
Prior service cost	109,000
Total to be amortized	$1,337,000

The amortization schedule for prior service costs is as follows:

				12/31/2011	2011
	Established	Initial	Initial	Outstanding	Annual
Description	Dec. 31 of:	Amount	Period	Balance	Amortization
Unrecognized Prior Service Cost	1996	$162,785	15.881 Years	$9,035	$10,250
	1999	37,715	16.530 Years	10,331	2,282
	2001	409,804	15.745 Years	149,524	26,028
	2003	22,267	13.230 Years	8,803	1,683
	2007	876,119	13.410 Years	614,787	65,333
	2009	55,026	12.500 Years	46,222	4,402
				$838,702	$109,978

Cumulative employer contributions in excess of net periodic pension cost are as follows:

	2011	2010
A. Cumulative balance at beginning of year	$1,496,368	$1,215,638
B. Net periodic pension cost	1,858,238	1,985,592
C. Contributions	3,181,707	2,266,322
D. Cumulative balance at end of year	$2,819,837	$1,496,368
(A) – (B) + (C)

The weighted average assumptions used to determine net pension cost and benefit obligations as of December 31, 2011, 2010 and 2009 are as follows:

	2011	2010	2009
Benefit obligation:
Discount rate	5.00%	5.50%	6.00%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase (Staff plan only)	3.50%	4.00%	4.50%
	2011	2010	2009
Pension cost:
Discount rate	5.50%	6.00%	6.00%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase (Staff plan only)	4.00%	4.50%	4.50%

The following table presents the components of net periodic pension cost as of December 31, 2011, 2010 and 2009:

	2011	2010	2009
Service cost	$751,666	$668,980	$606,644
Interest cost	2,020,706	2,063,316	1,905,750
Expected return on plan assets	(1,937,101)	(1,725,336)	(1,355,628)
Amortization of prior service cost	109,978	109,978	133,919
Recognized net actuarial loss	912,989	868,654	1,020,563
Net periodic pension expense	$1,858,238	$1,985,592	$2,311,248

The Company has estimated the long-term rate of return on plan assets based primarily on historical returns on plan assets as well as current facts and circumstances.

Plan assets are held by a trustee bank. A fund manager has been retained to make investment decisions within guidelines specified by Monarch. The guidelines permit investment in both equities and fixed income securities including common stocks, corporate bonds and debentures and U.S. Government securities. An investment committee appointed by the Board also invests a portion of the funds in equity securities. Asset allocation is primarily based on a strategy to provide stable earnings through investing in interest-generating or fixed income investments while still permitting the plan to recognize potentially higher returns through investment in equity securities. Focusing on balancing the risks and rewards of each broad asset class, the percentage of allocation between fixed income and equity investments for 2011 and 2010 are as follows:

Equities	60%
Fixed Income	40%

The pension investment guidelines strive for diversification of equity securities among the various market sectors and do not permit participation in higher risk investment strategies involving hedging activities and the use of derivative instruments.

The Plan allows a 5% fluctuation before assets are rebalanced.  During periods of extreme market volatility, the fluctuation may exceed 5% before rebalancing is complete.  At December 31, 2011 and 2010, plan assets by category were as follows:

	2011	2010
Equities	59%	57%
Debt securities	33%	38%
Other	8%	5%

Following is a description of the valuation methodologies used for pension plan assets measured at fair value on a recurring basis and recognized in the accompanying balance sheets, as well as the general classification of pension plan assets pursuant to the valuation hierarchy.

Fair value prices for all securities in the pension plan portfolio are provided by our trustee bank which utilizes an internationally recognized independent pricing service. Where quoted market prices are available in an active market, plan assets are classified within Level 1 of the valuation hierarchy. Level 1 plan assets include equity securities which were priced at the market close. Level 2 assets have observable inputs other than Level 1 prices. We maintain documentation as to the methodology and summary of inputs used by the pricing service for the various types of securities, and note that the servicer maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs. We do not have access to all of the individual specific assumptions and inputs used for each security. Based on our review of the methodology and summary of inputs used, we have concluded these assets are properly classified as Level 2 assets. The market inputs (Standard Inputs) that the pricing service may use for evaluations of securities include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. For certain security types, additional inputs may be used, or some of the Standard Inputs may not be applicable. Not all inputs listed are available for use in the evaluation process for each security evaluation on any given day. The pricing service also monitors market indicators, industry and economic events, which might trigger them to acquire further corroborating market data. The pricing service will discontinue evaluating a security if they do not have sufficient objectively verifiable information to continue to support a security's valuation. We do not hold any securities in which the evaluation was discontinued. Level 2 plan assets include fixed income securities such as corporate bonds, U.S. Government obligations and government issues. Plan assets are classified within Level 3 of the hierarchy when relevant observable inputs for a security are not available. The Plan was not invested in any Level 3 securities at December 31, 2011 or 2010.

We have established control procedures in which we independently assess the pricing obtained from the trustee bank which utilizes the pricing service. These internal processes include obtaining and reviewing available reports on controls at the trustee bank and pricing service, evaluating the prices for reasonableness given market changes, investigating anomalies and confirming determinations through discussions with the trustee bank.

The fair value of Monarch's pension plan assets by asset category at December 31, 2011 and 2010 are as follows:

		Fair Value Measurements Using:
		Quoted Prices
		in Active	Significant	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
2011	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$2,178,779	$2,178,779	$-	$-
Equity securities:
Materials	968,780	968,780	-	-
Industrials	1,337,053	1,337,053	-	-
Telecommunication	1,047,271	1,047,271	-	-
Consumer discretion	1,586,710	1,586,710	-	-
Consumer staples	1,243,017	1,243,017	-	-
Energy	2,193,419	2,193,419	-	-
Financials	2,531,761	2,531,761	-	-
Healthcare	2,291,527	2,291,527	-	-
Information technology	1,012,703	1,012,703	-	-
Utilities	1,230,939	1,230,939	-	-
Fixed income securities:
Corporate bonds	2,018,801	-	2,018,801	-
Foreign obligations	349,143	-	349,143	-
U.S. government obligations	6,093,543	-	6,093,543	-
Total	$26,083,446	$17,621,959	$8,461,487	$-
		Fair Value Measurements Using:
		Quoted Prices
		in Active	Significant	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
2010	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$1,347,066	$1,347,066	$-	$-
Equity securities:
Materials	862,935	862,935	-	-
Industrials	1,692,974	1,692,974		-
Telecommunication	1,061,276	1,061,276	-	-
Consumer discretion	1,747,794	1,747,794	-	-
Consumer staples	1,274,340	1,274,340	-	-
Energy	1,857,015	1,857,015	-	-
Financials	2,135,305	2,135,305	-	-
Healthcare	1,706,118	1,706,118	-	-
Information technology	875,584	875,584	-	-
Utilities	727,869	727,869	-	-
Fixed income securities:
Corporate bonds	3,209,469	-	3,209,469	-
Foreign obligations	530,320	-	530,320	-
U.S. government obligations	5,507,504	-	5,507,504	-
Total	$24,535,569	$15,288,276	$9,247,293	$-

The Plan's expected benefit payments as of December 31, 2011, shown separately for the next five fiscal years and in the aggregate for the subsequent five-year period, are presented below:

2012	$2,166,955
2013	2,278,701
2014	2,311,161
2015	2,419,499
2016	2,583,564
Five fiscal years ending December 31, 2021	13,592,737

The Company has defined contribution plans covering substantially all permanent employees of the Ready-Mixed Concrete Business. These plans allow the Company, at its discretion, to match the employee's contributions.  For the 2011, 2010 and 2009 plan years, the Company matched 25% of the first 6% of the employee's compensation up to a maximum match of $2,500. The Company contributed $64,533, $61,361, and $58,859 to these plans for the years 2011, 2010, and 2009, respectively.  The Company expects to contribute approximately $65,000 to these plans in 2012.

In September 2011, the FASB issued ASU No. 2011-09, "Compensation - Retirement Benefits - Multiemployer Plans (Subtopic 715-80): Disclosure about an Employer's Participation in a Multiemployer Plan". This amendment, effective for the Company for the year ending December 31, 2011, requires registrants to provide additional disclosures about an employer's participation in a multiemployer pension plan. The guidelines are designed to enable the assessment of the potential impact of participating in multiemployer plans on the participants' future cash flow and to disclose the financial health of all of the significant plans in which an employer participates. The amendment also applies to nongovernmental entities participating in multiemployer plans and multiemployer plans that provide postretirement benefits other than pensions. The additional disclosures required by this ASU are below.
The Company contributes to multiemployer defined benefit pension plans under the terms of collective-bargaining agreements that cover its union-represented employees. The risks of participating in these multiemployer plans are different from single-employer plans in the following aspects:

a)  Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.

b)  If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

c)  If the Company chooses to stop participating in one of its multiemployer plans, the Company may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

The Company's participation in these plans for the annual period ended December 31, 2011, is outlined in the table below. The Company considers only one plan it contributes to under collective bargaining agreements to be significant. The "EIN/Pension Plan Number" column provides the plan's Employer Identification Number (EIN) and the three-digit plan number, if applicable. Unless otherwise noted, the most recent Pension Protection Act (PPA) zone status available in 2011 and 2010 is for the plan's year-end at December 31, 2010 and 2009, respectively. The zone status is based on information that the Company received from the plan and is certified by the plan's actuary. Among other factors, plans in the red zone are generally less than 65% funded, plans in the yellow zone are less than 80% funded, and plans in the green zone are at least 80% funded. The "FIP/RP Status Pending/Implemented" column indicates plans for which a financial improvement plan (FIP) or rehabilitation plan (RP) is either pending or has been implemented. The last column lists the expiration dates of the collective-bargaining agreements to which the plan is subject. There have been no significant changes that affect the comparability of 2011, 2010, and 2009 contributions.

Pension	EIN/Pension	Pension Protection Act Zone Status		FIP/RP Status Pending/	Contributions by Company			Sur- charge	Expiration Date of Collective Bargaining
Fund	Plan Number	2011	2010	Implemented	2011	2010	2009	Imposed	Agreement
Central States, Southeast & Southwest Areas Pension Plan	36-6044243/001	Red	Red	Yes	$222,748	$241,585	$198,586	Yes	3/31/2012 & 4/30/2012 (a)

Other funds					30,656	$34,018	$29,680
			Total contributions:		$253,404	$275,603	$228,266

(a) The Company is party to two collective bargaining agreements that require contributions to Central States, Southeast & Southwest Areas Pension Plan. In 2011, 66% of the Company's contributions were required by a collective bargaining agreement that expires 3/31/2012 and 34% were required by an agreement that expires 4/30/2012.

The Company was not listed in any of its multiemployer plans' Forms 5500 as providing more than 5% of the total contributions. Forms 5500 were not available for the plan years ending in 2011.